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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:       September 30, 2002

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Danforth Associates, Inc.
Address:   One Hollis Street
           Suite 206
           Wellesley, MA 02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:


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         Stuart Gould Danforth   Wellesley, MA   October 2, 2002

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $ 97,083,715

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                                            FORM 13F   INFORMATION TABLE
                                                                                    DISCRETION            AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP        MARKET VALUE    SHARES    (A) SOLE   MANAGER   (C) NONE
--------------------       --------------   ---------      ------------    -------  ----------  -------   ---------
AMBAC FINANCIAL GROUP           COM         023139108       $   885,520      16432         X       1           X

AMERICAN INT'L GROUP            COM         026874107       $ 2,568,767      46961         X       1           X

AMGEN INC.                      COM         031162100       $ 2,143,964      51414         X       1           X

AUTOMATIC DATA PROC.            COM         053015103       $ 2,114,204      60805         X       1           X

BEMIS CO INC.                   COM         081437105       $ 1,559,904      31577         X       1           X

BANK OF NEW YORK                COM         064057102       $ 2,607,502      90727         X       1           X

CISCO SYSTEMS                   COM         17275R102       $   829,513      79152         X       1           X

CITIGROUP INC                   COM         172967101       $ 3,883,824     130989         X       1           X

COLGATE PALMOLIVE               COM         194162103       $ 3,387,236      62785         X       1           X

EXXON MOBIL                     COM         30231G102       $ 4,317,346     135340         X       1           X

FANNIE MAE                      COM         313586109       $ 4,074,441      68432         X       1           X

FEDEX CORP                      COM         31428X106       $   831,863      16614         X       1           X

FIRST DATA CORP                 COM         319963104       $ 1,071,379      38332         X       1           X

GENERAL ELECTRIC                COM         369604103       $ 4,339,262     176035         X       1           X

HARLEY-DAVIDSON INC             COM         412822108       $ 1,514,688      32609         X       1           X

INTERPUBLIC GROUP, INC.         COM         460690100       $   138,846       8760         X       1           X

INT'L FLAVORS & FRAGRANCES      COM         459506101       $   906,196      28452         X       1           X

JOHNSON & JOHNSON               COM         478160104       $ 3,396,657      62808         X       1           X

LIZ CLAIBORNE INC               COM         539320101       $ 1,126,967      45169         X       1           X

LOWES COS.                      COM         548661107       $ 7,086,287     171166         X       1           X

MATTEL INC.                     COM         577081102       $ 1,258,575      69882         X       1           X

MEDTRONIC                       COM         585055106       $ 6,364,627     151107         X       1           X

3M COMPANY                      COM         88579y101       $   736,359       6696         X       1           X

MERCK & CO                      COM         589331107       $ 2,031,398      44441         X       1           X

MICROSOFT                       COM         594918104       $ 1,741,111      39806         X       1           X

PEPSI CO INC.                   COM         713448108       $ 1,854,225      50182         X       1           X

PFIZER INC                      COM         717081103       $ 6,805,074     234496         X       1           X

PROCTER & GAMBLE CO.            COM         742718109       $ 2,380,993      26639         X       1           X

SEARS ROEBUCK & CO.             COM         812387108       $   822,393      21087         X       1           X

SYSCO CORP.                     COM         871829107       $ 1,550,548      54616         X       1           X

TARGET                          COM         87612E106       $ 3,609,036     122257         X       1           X

TENET HEALTHCARE CORP           COM         88033G100       $ 2,352,141      47518         X       1           X

UNITED TECHNOLOGIES             COM         913017109       $ 1,861,006      32944         X       1           X

VIACOM INC. B NON VTG           COM         925524308       $ 1,438,065      35464         X       1           X

WALGREEN CO.                    COM         931422109       $ 6,047,631     196607         X       1           X

WAL-MART                        COM         931142103       $   826,050      16776         X       1           X

WASHINGTON MUTUAL INC.          COM         939322103       $ 2,174,797      69107         X       1           X

WELLS FARGO                     COM         949746101       $ 2,156,364      44775         X       1           X

XILINX                          COM         983919101       $   468,298      29568         X       1           X

YUM BRANDS INC.                 COM         988498101       $ 1,820,658      65704         X       1           X

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